Taxes - Additional Information (Details) $ in Thousands, $ in Millions		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2020 COP ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 COP ($)	Dec. 31, 2018 COP ($)	Dec. 31, 2017	Dec. 31, 2019 COP ($)
Disclosure of detailed information about income tax [Line Items]
Applicable tax rate			33.00%	33.00%	37.00%	40.00%
Average effective tax rate			23.90%	23.90%	40.10%
Description of nature of potential income tax consequences that would result from payment of dividend			Further, if the earnings against which the dividends are distributed were not subject to corporate tax, these dividends are taxable by the income tax applicable during the distribution period (for 2019 the rate is 33%). In this scenario, the 7.5% tax on dividends will be applicable to the distributed amount, once it is reduced by the 33% (35% in 2018) income tax rate.	Further, if the earnings against which the dividends are distributed were not subject to corporate tax, these dividends are taxable by the income tax applicable during the distribution period (for 2019 the rate is 33%). In this scenario, the 7.5% tax on dividends will be applicable to the distributed amount, once it is reduced by the 33% (35% in 2018) income tax rate.
Description of applicability of surtax			The income tax rate for the 2018 tax year was 33% with a surcharge of 4% applicable on net income exceeding COP$800 million.	The income tax rate for the 2018 tax year was 33% with a surcharge of 4% applicable on net income exceeding COP$800 million.
Description of tax losses carry forward			Tax losses may be offset against ordinary net income obtained in the following twelve taxable years.	Tax losses may be offset against ordinary net income obtained in the following twelve taxable years.
Deferred tax assets					$ 3,879,427,000		$ 6,809,347,000
Deferred tax assets for accumulated income tax losses					$ 1,002,063,000
Percentage Of Net Equity			1.50%	1.50%
Description Of Vat Rate And Conditions			, and it has been noted that VAT withholding may be up to 50% of the tax amount, subject to regulation by the National Government. The VAT rate remains at 19%.	, and it has been noted that VAT withholding may be up to 50% of the tax amount, subject to regulation by the National Government. The VAT rate remains at 19%.
Description Of Audit Benefit Terms			private settlement by taxpayers of income tax and supplements that increase net income tax by a minimum of at least 30%,	private settlement by taxpayers of income tax and supplements that increase net income tax by a minimum of at least 30%,
Limitations Covering Tax Return With Favourable Balance Period					3 years
Description of Change in Limitation Period upon Compliance of Given Condition			when these have been filed extemporaneously. Returns filed by taxpayers that have made transactions subject to the transfer pricing regulations have a statute of limitations of six years.	when these have been filed extemporaneously. Returns filed by taxpayers that have made transactions subject to the transfer pricing regulations have a statute of limitations of six years.		when these have been filed extemporaneously. Returns filed by taxpayers that have made transactions subject to the transfer pricing regulations have a statute of limitations of six years.
Description of statute of limitations for tax return in which tax losses are originated or carried forward			For tax returns in which tax losses are either originated or carried forward, the statute of limitations will be 12 years counted as of their filing dates.	For tax returns in which tax losses are either originated or carried forward, the statute of limitations will be 12 years counted as of their filing dates.		For tax returns in which tax losses are either originated or carried forward, the statute of limitations will be 12 years counted as of their filing dates.
Description of Change in Effective tax rate			The decrease from the previous year is mainly due to: a) the effect of the deferred tax assets not recognized of Ecopetrol USA and Permian, b) a reduction of the nominal tax rate by 4 bps, (33% in 2019 as compared to 37% in 2018), c) the use of the 50% tax discount in the industry and commerce tax, d) the appreciation of Ecopetrol's increased interest in Invercolsa, and, e) the application of the Tax reform for estimating the deferred tax balances; among others.	The decrease from the previous year is mainly due to: a) the effect of the deferred tax assets not recognized of Ecopetrol USA and Permian, b) a reduction of the nominal tax rate by 4 bps, (33% in 2019 as compared to 37% in 2018), c) the use of the 50% tax discount in the industry and commerce tax, d) the appreciation of Ecopetrol's increased interest in Invercolsa, and, e) the application of the Tax reform for estimating the deferred tax balances; among others.
Description of Consistency in The Return When Increase in Minimum Tax rate			Under this benefit, private settlement by taxpayers of income tax and supplements that increase net income tax by a minimum of at least 30%, or 20% over the net income tax of the immediately preceding year, shall be considered firm for six (6) or twelve (12) months, respectively after the date of presentation if not notified of a deadline for correction or special requirement, or a special deadline or provisional settlement, provided that the return is filed timely and the payment is made within the established deadlines.	Under this benefit, private settlement by taxpayers of income tax and supplements that increase net income tax by a minimum of at least 30%, or 20% over the net income tax of the immediately preceding year, shall be considered firm for six (6) or twelve (12) months, respectively after the date of presentation if not notified of a deadline for correction or special requirement, or a special deadline or provisional settlement, provided that the return is filed timely and the payment is made within the established deadlines.
Threshold Limit of Income tax Below which Tax Benefit is Not Applicable		$ 2,528,097
Percentage of gains			10.00%	10.00%
Base tax amount							507,161,000
Deferred tax assets amount unrecognized				$ 50,716,000
Percentage of tax discount in the industry and commerce tax			50.00%	50.00%
Excesses of presumptive income				$ 1,332,854,000
Deferred tax asset recognised				6,809,347,000	$ 3,879,427,000
Increase in profit due to recognition of deferred tax asset				$ 180,073,000
Minimum success rate			75.00%	75.00%
Description of deferred tax assets recognized.			(i) taxpayers who enjoy tax benefits due to their location in a specified geographic region; (ii) if it is demonstrated that declared withholdings at source are non-existent; (iii) if the net income tax is less than 71 UVT (COP$2,528.097 for fiscal year 2020). The deadline stipulated in this law does not extend to declarations of withholdings at source nor to the sales tax, which shall be established by the general regulation.	(i) taxpayers who enjoy tax benefits due to their location in a specified geographic region; (ii) if it is demonstrated that declared withholdings at source are non-existent; (iii) if the net income tax is less than 71 UVT (COP$2,528.097 for fiscal year 2020). The deadline stipulated in this law does not extend to declarations of withholdings at source nor to the sales tax, which shall be established by the general regulation.
Machinery [member]
Disclosure of detailed information about income tax [Line Items]
Percentage of Depreciation on Property Plant and Equipment			10.00%	10.00%
Vehicles
Disclosure of detailed information about income tax [Line Items]
Percentage of Depreciation on Property Plant and Equipment			20.00%	20.00%
Infrastructure [Member]
Disclosure of detailed information about income tax [Line Items]
Percentage of Depreciation on Property Plant and Equipment			2.22%	2.22%
Unreported Assets and Nonexistent Liabilities [Member]
Disclosure of detailed information about income tax [Line Items]
Applicable Tax Rate On Unreported Assets or Nonexistent Liabilities			15.00%	15.00%
2019 [Member]
Disclosure of detailed information about income tax [Line Items]
Applicable tax rate			33.00%	33.00%
Percentage Of Net Equity			1.50%	1.50%
2020 [Member]
Disclosure of detailed information about income tax [Line Items]
Applicable tax rate			32.00%	32.00%
Percentage Of Net Equity			0.50%	0.50%
2021 [Member]
Disclosure of detailed information about income tax [Line Items]
Applicable tax rate			31.00%	31.00%
2022 After [Member]
Disclosure of detailed information about income tax [Line Items]
Applicable tax rate			30.00%	30.00%
2021 After [Member]
Disclosure of detailed information about income tax [Line Items]
Percentage Of Net Equity			0.00%	0.00%
2019 and 2020 [Member]
Disclosure of detailed information about income tax [Line Items]
Presumtive income tax			0.00%	0.00%
2018 [Member]
Disclosure of detailed information about income tax [Line Items]
Applicable tax rate			33.00%	33.00%
Excess of Income tax losses [Member]
Disclosure of detailed information about income tax [Line Items]
Deferred tax assets for tax losses and excesses of presumptive income amount				$ 2,849,087,000
Dividend Tax Rate [Member]
Disclosure of detailed information about income tax [Line Items]
Applicable tax rate			7.50%	7.50%	5.00%
Refinera de Cartagena
Disclosure of detailed information about income tax [Line Items]
Excesses of presumptive income				$ 228,569,000	$ 948,671,000
Deferred tax asset recognised				1,052,848,000
Additonal Deferred tax asset recognised				228,569,000
Bioenergy Zona Franca [Member]
Disclosure of detailed information about income tax [Line Items]
Excesses of presumptive income					53,392,000
Refinera de Cartagena, Bioenergy And Ecopetrol USA [Member]
Disclosure of detailed information about income tax [Line Items]
Tax losses							6,385,989,000
Bioenergy
Disclosure of detailed information about income tax [Line Items]
Excesses of presumptive income				5,361,000
Deferred tax asset recognised				64,343,000
Additonal Deferred tax asset recognised				5,361,000
Deferred tax assets not recognised				105,592,000
Excess presumptive income were not recognised				74,481,000
Andean Chemicals Ltd. [Member]
Disclosure of detailed information about income tax [Line Items]
Deferred tax assets not recognised				105,592,000
Excess presumptive income were not recognised				74,481,000
Ecopetrol USA
Disclosure of detailed information about income tax [Line Items]
Tax losses			$ 1,904				6,144,400,000
Deferred tax asset recognised				$ 182,977,000
Asset retirement obligation							22,590,000
Tax carry forward term			20 years	20 years
Tax losses as a percentage of taxable income	80.00%
Ecopetrol Costa Afuera
Disclosure of detailed information about income tax [Line Items]
Deferred tax assets not recognised				$ 105,592,000
Excess presumptive income were not recognised				74,481,000
Hocol petroleum limited
Disclosure of detailed information about income tax [Line Items]
Excess presumptive income were not recognised				$ 74,481,000
Refinera de Cartagena, Bioenergy, Ecopetrol Costa Afuera, Ecopetrol USA, Permian and Andean Chemicals Ltd [Member]
Disclosure of detailed information about income tax [Line Items]
Tax losses					$ 4,292,418,000		$ 12,402,061,000
Ecopetrol Group [Member]
Disclosure of detailed information about income tax [Line Items]
Applicable tax rate			33.00%	33.00%
Ecopetrol USA Inc
Disclosure of detailed information about income tax [Line Items]
Tax losses			$ 2,067
Increase in tax losses			$ 107
Deferred tax asset recognised				$ 1,288,249,000
Bottom of range [member]
Disclosure of detailed information about income tax [Line Items]
Presumptive income, percentage on beginning equity					1.50%
Tariff Percentage			30.00%	30.00%
Top of range [member]
Disclosure of detailed information about income tax [Line Items]
Presumptive income, percentage on beginning equity					3.50%
Tariff Percentage			33.00%	33.00%
Colombia Country [Member]
Disclosure of detailed information about income tax [Line Items]
Withholding Dividend Tax Rate			7.50%	7.50%
Free Trade Zone Area [Member]
Disclosure of detailed information about income tax [Line Items]
Applicable tax rate			20.00%	20.00%
Free Trade Zone Area [Member] | Ecopetrol Group [Member]
Disclosure of detailed information about income tax [Line Items]
Applicable tax rate			15.00%	15.00%
Free trade zone with legal stability contract [Member] | Ecopetrol Group [Member]
Disclosure of detailed information about income tax [Line Items]
Applicable tax rate			15.00%	15.00%